Financial Instruments (Details 10) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ (5,634,623)	R$ (2,678,457)	R$ (3,472,845)
Net income	2,327,168	1,149,321	5,048,602
Deferred IRPJ and CSLL	(17,047)	(649,134)	806,344
Provision for IRPJ and CSLL	371,104	368,035	372,180
Depreciation and amortization	1,382,040	1,233,097	R$ 1,017,293
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
Less: Cash and cash equivalents	(5,634,623)	(2,678,457)
Less: Bonds and securities (current)	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Net income	2,327,168	1,149,321
Net income from discontinued operations	(191,501)
Net income from continuing operations	2,135,667	1,149,321
Equity in earnings of investees	(307,809)	(478,577)
Deferred IRPJ and CSLL	(17,047)	(628,389)
Provision for IRPJ and CSLL	371,104	429,267
Financial expenses (income), net	1,204,990	1,966,037
Depreciation and amortization	1,382,040	1,300,982
Provision for allocation of PIS and Cofins credits		810,563
(-/+) Impairment	(177,693)	84,387
Adjusted ebitda	R$ 4,591,252	R$ 4,633,591
Adjusted net debt / Ebitda (in R$ per share)	R$ 1.94	R$ 2.05